EQUITABLE AMERICA

Darin Smith

Vice President and

Associate General Counsel

(319) 573-2676

Darin.Smith@equitable.com

May 18, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Equitable Financial Life Insurance Company of America

Form N-4 Registration Statement

Investment Edge® 21.0

Equitable America Variable Account No. 70A

File No. 811-23609

CIK #0001822818

Commissioners:

On behalf of Equitable Financial Life Insurance Company of America (“Equitable America”), we are filing pursuant to Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statement with respect to Equitable America Variable Account No. 70A.

This Registration Statement relates to a new version of the Investment Edge® 21.0 variable and indexed linked deferred annuity contract to be issued by Equitable America with variable investment options funded through Equitable America Variable Account No. 70A. The contract will be offered and sold through both Equitable America’s wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Equitable America Variable Account No. 70A, and the distributors of the Investment Edge® 21.0 contracts are Equitable Distributors, LLC and Equitable Advisors, Inc., both of which are affiliates of Equitable America.

There are no principal differences between the Equitable America version of Investment Edge® 21.0 and the current version Investment Edge® 21.0 under Equitable Financial Life Insurance Company (“Equitable Financial”). The current Investment Edge® 21.0 is covered by Equitable Financial’s Form N-4 Registration Statement File No. 333-248863 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Equitable America version of the Investment Edge® 21.0 Registration Statement becomes effective, and subject to state approval, that Equitable America’s Investment Edge® 21.0 will generally replace Equitable Financial’s Investment Edge® 21.0 for new offers and sales in all states except New York.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure in the Equitable America’s Investment Edge® 21.0. The disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Investment Edge® 21.0 prospectus under Equitable Financial’s Form N-4 Registration Statement File No. 333-248863.

We would like to have Equitable America Investment Edge® 21.0 effective by July 22, 2022. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before June 24, 2022, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits that might be necessary.

Please contact the undersigned if you have any questions or comments.

Very truly yours,

/s/ Darin Smith
Darin Smith